Note 19 - Related Party Transactions and Key Management Personnel Remuneration	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
19.	RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL REMUNERATION

Parties are considered to be related if
one
party has the ability to control the other party or exercise influence over the other party in making financial or operating decisions. The definition includes subsidiaries and other persons.

The acquisition of Filter Group gives rise to a related party transaction as the CEO of Filter Group is the son of the Executive Chair of Just Energy. During the
three
months ended
June 30, 2019,
$10.6
million of deferred purchase consideration related to the acquisition of Filter Group was repaid.